Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Revenues	$ 106,746	$ 71,647
Cost of sales
Operating expenses	(55,182)	(40,557)
Royalties	(5,486)	(6,303)
Depreciation and depletion	(22,694)	(12,939)
Earnings from mine operations	23,384	11,848
Exploration expenses	(8,156)	(13,143)
Administrative expenses	(5,431)	(4,694)
Finance income	317	309
Finance costs	(519)	(486)
Income (loss) before taxes	9,595	(6,166)
Income taxes	(9,082)	(2,965)
Net income (loss) and comprehensive income (loss)	513	(9,131)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(4,502)	(11,574)
Non-controlling interest	5,015	2,443
[ifrs-full:ProfitLoss]	$ 513	$ (9,131)
Loss per share attributable to Nevsun shareholders
Basic	$ (0.01)	$ (0.04)
Diluted	$ (0.01)	$ (0.04)